Income Taxes (Details) - Schedule of income tax expense determined at the PRC statutory income tax rate - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Income Tax Expense Determined at the PRC Statutory Income Tax Rate [Abstract]
Loss before income tax expense	$ (8,845)	$ (16,680)	$ 456
PRC statutory income tax rate	25.00%	25.00%	25.00%
Income tax at PRC statutory income tax rate	$ (2,211)	$ (4,170)	$ 114
Super deduction of qualified R&D expenditures			(65)
Expenses not deductible	265	4,141	3
Change in valuation allowance		53	1
Change in unrecognized deferred tax asset	1,946
Income tax expense		$ 24	$ 53